1. Organization and Nature of Operations	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Nature of Operations

1.	Organization and Nature of Operations

Dalrada Financial Corporation (the “Company”) was incorporated in September 1982 under the laws of the State of California, and reincorporated in May 1983 under the laws of the State of Delaware.

In June 2018, the Company created a new subsidiary, Dalrada Precision Corp. (“Dalrada Precision”), a mechanical contract provider. It extends the client’s engineering and operations team by helping devise bespoke manufacturing solutions tailored to its products. Dalrada Precision can enter at any stage of the product lifecycle from concept and design to mass production and logistics. In October 2018, the Company created a new subsidiary, Dalrada Health Products Corp (“Dalrada Health”). Dalrada Health will partner with client companies for the distribution of medical disposables, hospital equipment and furniture, medical devices, laboratory and dental products. In May 2019, Dalrada Health acquired a new subsidiary, C2C Life Sciences, Inc. (“C2C”). On November 1, 2019, the acquisition was rescinded, as the Company never gained control over C2C. Such costs incurred in connection with this rescinded acquisition, have been reflected in these condensed consolidated financial statements as expenses incurred on terminated acquisition.

On December 6, 2019, Dalrada, via its wholly owned subsidiary, Dalrada Precision, acquired, by stock exchange agreement, 100% of Likido Ltd. (HQ) (“Likido”) in exchange of 6,118,000 shares of the Company’s common stock. Likido, a United Kingdom engineering-design company, is based in Edinburgh, Scotland. Likido is an international technology company developing advanced solutions for the harvesting and recycling of energy. Using its novel, heat pump systems (patent pending), Likido is working to revolutionize the renewable energy sector with the provision of innovative modular process technologies to maximize the capture and reuse of thermal energy for integrated heating and cooling applications. With uses across industrial, commercial and residential sectors, Likido provides cost savings and the minimized carbon emissions across global supply chains. Likido's technologies enable the effective recovery and recycling of process energy, mitigating against climate change and enhancing quality of life through the provision of low-carbon heating and cooling systems. In connection with the purchase of Likido, the Company is obligated to fund operations for a total up to $600,000 (see Note 3).

On January 9, 2020, Dalrada purchased seventy two percent (72%) of the issued and outstanding common equity shares of Prakat Solutions Inc. a Texas corporation, (“Prakat”). The purchase was made by means of a Stock Purchase Agreement (“SPA”). The consideration for the share purchase was three million six hundred thousand, (3,600,000) common equity shares of DFCO. Prakat has a wholly owned subsidiary based in India, Prakat Solutions Private Limited, which provides global customers with software and technology solutions specializing in Test Engineering, Accessibility Engineering, Product Engineering and Application Modernization. The Prakat India team provides end to end Product Engineering services across various domains, including – Banking & Financial Services, Telecom, Retail, Healthcare, Manufacturing, Legal and IT Infrastructure. Prakat India is an ISO 9001 Certified Company. The Company is still determining the impact of this transaction on the financial statements including the purchase price and the allocation of such (see Note 3).

The Company's principal executive offices are located at 600 La Terraza Blvd., Escondido, California 92025.

Going Concern

These condensed consolidated financial statements have been prepared on a going concern basis, which implies that the Company will continue to realize its assets and discharge its liabilities in the normal course of business. As of March 31, 2020, the Company has a working capital deficit of $14,746,043 and an accumulated deficit of $106,423,939. The continuation of the Company as a going concern is dependent upon the continued financial support from its management, related parties, and its ability to identify future investment opportunities and obtain the necessary debt or equity financing, and generating profitable operations from the Company’s future operations. These factors raise substantial doubt regarding the Company’s ability to continue as a going concern. These condensed consolidated financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

1.	Organization and Nature of Operations

Dalrada Financial Corporation (the “Company”) was incorporated in September 1982 under the laws of the State of California, and reincorporated in May 1983 under the laws of the State of Delaware.

In June 2018, the Company created a new subsidiary, Dalrada Precision Corp. (“Dalrada Precision”), a mechanical contract provider. It extends the client’s engineering and operations team by helping devise bespoke manufacturing solutions tailored to its products. Dalrada Precision can enter at any stage of the product lifecycle from concept and design to mass production and logistics.

In October 2018, the Company created a new subsidiary, Dalrada Health Products Corp (“Dalrada Health”). Dalrada Health will partner with client companies for the distribution of medical disposables, hospital equipment & furniture, medical devices, laboratory and dental products. In May 2019, Dalrada Health acquired a new subsidiary, C2C Life Sciences, Inc. (“C2C”). On November 1, 2019, the acquisition was rescinded, as the Company never gained control over C2C. Such costs incurred in connection with this rescinded acquisition, have been reflected in these financials as other expense.

The Company's principal executive offices are located at 600 La Terraza Blvd., Escondido, California 92025.

Going Concern

These consolidated financial statements have been prepared on a going concern basis, which implies that the Company will continue to realize its assets and discharge its liabilities in the normal course of business. As at June 30, 2019, the Company has a working capital deficit of $13,641,143 and an accumulated deficit of $104,963,228. The continuation of the Company as a going concern is dependent upon the continued financial support from its management, and its ability to identify future investment opportunities and obtain the necessary debt or equity financing, and generating profitable operations from the Company’s future operations. These factors raise substantial doubt regarding the Company’s ability to continue as a going concern. These consolidated financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.